Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.85% First Mortgage Bonds due 2036
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99804
Maximum Aggregate Offering Price	$ 598,824,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,697.60
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933 (the "Securities Act"), Northern States Power Company (the "Registrant") initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-278797-04) which was filed on April 18, 2024 (the "Registration Statement"). Table 1 above shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.55% First Mortgage Bonds due 2056
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99374
Maximum Aggregate Offering Price	$ 596,244,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,341.30
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933 (the "Securities Act"), Northern States Power Company (the "Registrant") initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-278797-04) which was filed on April 18, 2024 (the "Registration Statement"). Table 1 above shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement.